Acquisition costs and other expenditure - Key management remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management remuneration
Salaries and short-term benefits	£ 17.9	£ 20.7	£ 17.1
Post-employment benefits	1.3	1.3	1.1
Share-based payments	14.1	18.7	15.5
Total key management remuneration	33.3	40.7	33.7
Share-based payments in accordance with IFRS 2	8.3	12.9	10.4
Deferred share awards	5.8	5.8	5.1
Total directors' remuneration	40.2	37.9	42.7
LTIP releases	£ 15.2	£ 10.1	£ 19.4